Borrowings (Details) ¥ in Millions	1 Months Ended
	Mar. 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowings
Shortterm borrowings				$ 717,915
SPD Bank
Borrowings
Debt instrument term	1 year	1 year
Line of credit facility | ¥	¥ 5.0	¥ 5.0
SPD Bank | LPR
Borrowings
Basic points over LPR	0.80%	0.65%
Interest expenses recorded in interest income, net			$ 1,534	$ 51,972	$ 9,147